Cash and cash equivalents (Details) - CHF (SFr)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash at bank and on hand	SFr 7,169,069	SFr 6,957,086
Total cash and cash equivalents	SFr 7,169,069	SFr 6,957,086	SFr 8,812,858	SFr 20,484,836
Percentage of cash and cash equivalents	100.00%	100.00%
CHF
Cash and cash equivalents
Percentage of cash and cash equivalents	20.75%	52.98%
USD
Cash and cash equivalents
Percentage of cash and cash equivalents	71.82%	42.10%
EUR
Cash and cash equivalents
Percentage of cash and cash equivalents	4.84%	2.69%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents	2.59%	2.23%